Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts And Reserves [Abstract]
Valuation And Qualifying Accounts And Reserves
22.	Valuation and Qualifying Accounts and Reserves

Our valuation and qualifying accounts and reserves for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Balance at Beginning of Period	Charged to Consolidated Statements of Operations	Charged to Other Accounts	Deductions/ Other	Balance at End of Period
	(Millions)
December 31, 2011
Allowance for doubtful accounts	$0.5	$—	$—	$(0.2)	$0.3
Environmental	1.9	0.4	—	(0.3)	2.0
Litigation	0.2	0.1	—	(0.3)	—
Other (a)	—	0.5	—	—	0.5

	$2.6	$1.0	$—	$(0.8)	$2.8

December 31, 2010
Allowance for doubtful accounts	$0.5	$—	$—	$—	$0.5
Environmental	1.1	1.0	—	(0.2)	1.9
Litigation	2.4	0.3	—	(2.5)	0.2
Other (a)	0.1	—	1.0	(1.1)	—

	$4.1	$1.3	$1.0	$(3.8)	$2.6

December 31, 2009
Allowance for doubtful accounts	$1.0	$—	$—	$(0.5)	$0.5
Environmental	1.9	—	—	(0.8)	1.1
Litigation	2.5	—	—	(0.1)	2.4
Other (a)	0.1	—	—	—	0.1

	$5.5	$—	$—	$(1.4)	$4.1

(a)	Principally consists of reserves against other long-term assets, which are included in other long-term assets, and other contingency liabilities, which are included in other current liabilities, and the recognition and re-measurement of the fair value of contingent consideration.